Note To Schedule 1	12 Months Ended
Jun. 30, 2011
Note To Schedule 1 [Abstract]
Note To Schedule 1

NOAH EDUCATION HOLDINGS LIMITED

NOTE TO SCHEDULE 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of June 30, 2011 and 2010, RMB369,398,788 (US$57,151,510) and RMB931,984,994 of the restricted capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2009, 2010 and 2011.

NOAH EDUCATION HOLDINGS LTD.

SCHEDULE 1

NOAH EDUCATION HOLDINGS LIMITED

BALANCE SHEET

	As of June 30,
	2010	2011
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	73,290,584	67,509,322
Amounts due from subsidiaries	711,440,391	137,550,433
Amounts due from a related party	—	47,532,200
Trading investments	5,493,179	—
Prepaid expenses and other current assets	3,064,689	954,470

Total current assets	793,288,843	253,546,425
Investments in subsidiaries	423,396,394	519,377,169
Investments	29,875,954	12,943,200

Total assets	1,246,561,191	785,866,794

Liabilities and Shareholders' Equity
Current Liabilities
Other payables and accruals	23,303,685	8,856,690
Deferred revenue	1,465,460	1,386,631

Total current liabilities	24,769,145	10,243,321

Non-current Liability
Deferred revenue	4,768,476	3,120,278

Total liabilities	29,537,621	13,363,599

Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2010 and 2011; 37,613,701 and 36,427,851 shares issued and outstanding as of June 30, 2010 and 2011 respectively	15,195	14,799
Additional paid-in capital	1,049,366,056	1,042,785,726
Accumulated other comprehensive loss	(88,951,624)	(119,328,924)
Accumulated income (losses)	256,593,943	(150,968,406)

Total shareholders' equity	1,217,023,570	772,503,195

Total liabilities and shareholders' equity	1,246,561,191	785,866,794

NOAH EDUCATION HOLDINGS LTD.

SCHEDULE 1

(Continued)

NOAH EDUCATION HOLDINGS LIMITED

STATEMENT OF OPERATIONS

	Years ended June 30,
	2009	2010	2011
	RMB	RMB	RMB
General and administrative expenses	(14,638,999)	(15,757,634)	(16,074,443)
Other operating expenses	(14,596)	—	(9,225,574)
Other operating (loss) income	(3,883,766)	5,597,938	1,538,027

Operating (loss) income	(18,537,361)	(10,159,696)	(23,761,990)
Derivative gain	5,807,511	—	—
Other non-operating income	3,161,579	—	—
Investment (loss) income	(934,649)	1,135,078	(3,397,269)
Interest income	324,807	669	674
Loss on disposal of ELP business	—	—	(486,628,367)

Loss before income taxes	(10,178,113)	(9,023,949)	(513,786,952)
Provision for income taxes	—	—	—

Loss after tax	(10,178,113)	(9,023,949)	(513,786,952)
Share of net profits of subsidiaries, net of taxes	107,168,356	14,683,774	105,794,180

Net income (loss)	96,990,243	5,659,825	(407,992,772)

NOAH EDUCATION HOLDINGS LIMITED

STATEMENT OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME

			Additional	Additional	Accumulated	Total
	Ordinary shares		paid-in	comprehensive	income	shareholders'	Comprehensive
	Share	Amount	capital	(Loss) Income	(losses)	equity	income
		RMB	RMB	RMB	RMB	RMB	RMB
As at July 1, 2008	38,063,201	15,349	1,169,618,982	(89,949,455)	205,248,312	1,284,933,188	59,746,842

Share repurchase	(2,585,138)	(883)	(62,461,110)	—	—	(62,461,993)
Exercise of share options	111,057	38	661,926	—	—	661,964
Net income	—	—	—	—	96,990,243	96,990,243	96,990,243
Share-based compensation	—	—	8,173,461	—	—	8,173,461
Cumulative translation adjustment	—	—	—	(3,682,983)	—	(3,682,983)	(3,682,983)
Dividend to ordinary shareholders	—	—	(86,215,226)	—	(51,304,437)	(137,519,663)

As at June 30, 2009	35,589,120	14,504	1,029,778,033	(93,632,438)	250,934,118	1,187,094,217	93,307,260

Issue of shares	2,647,743	905	37,384,095	—	—	37,385,000
Share repurchase	(1,394,300)	(477)	(38,698,132)	—	—	(38,698,609)
Exercise of share options	771,138	263	10,506,239	—	—	10,506,502
Net income	—	—	—	—	5,659,825	5,659,825	5,659,825
Share-based compensation	—	—	10,395,821	—	—	10,395,821
Cumulative translation adjustment	—	—	—	(4,714,440)	—	(4,714,440)	(4,714,440)
Unrealized gain on available-for-saleinvestment	—	—	—	9,395,254	—	9,395,254	9,395,254

As at June 30, 2010	37,613,701	15,195	1,049,366,056	(88,951,624)	256,593,943	1,217,023,570	10,340,639

Issue of shares as employee compensation	150,000	49	2,429,120	—	—	2,429,169
Share repurchase	(1,375,478)	(458)	(18,404,391)	—	—	(18,404,849)
Exercise of share options	39,628	13	386,445	—	—	386,458
Net loss	—	—	—	—	(407,992,772)	(407,992,772)	(407,992,772)
Share-based compensation	—	—	9,008,496	—	—	9,008,496
Cumulative translation adjustment	—	—	—	(17,854,046)	—	(17,854,046)	(17,854,046)
Unrealized loss on available-for-sale investment	—	—	—	(12,523,254)	—	(12,523,254)	(12,523,254)
Acquisition of subsidiaries	—	—	—	—	430,423	430,423

As at June 30, 2011	36,427,851	14,799	1,042,785,726	(119,328,924)	(150,968,406)	772,503,195	(438,370,072)

NOAH EDUCATION HOLDINGS LIMITED

STATEMENT OF CASH FLOWS

	Years ended June 30,
	2009	2010	2011
	RMB	RMB	RMB
Cash flows from operating activities:
Net income (loss)	96,990,243	5,659,825	(407,992,772)
Adjustments to reconcile net income to net cash used in operating activities:
Share of net profits of subsidiaries	(107,168,356)	(14,683,774)	(105,794,180)
Derivative gain	(5,807,511)	—	—
Loss (gain) on trading investments, net	1,428,850	(868,255)	(653,861)
Unrealised impairment loss on available-for-sale investment	—	—	4,409,508
Share based compensation	1,384,373	3,501,096	4,486,749
Unrealized exchange difference	263,282	(2,893,637)	2,073,020
Loss on disposal of ELP business	—	—	486,628,367
Changes in current assets and liabilities:
Trading investments	3,467,425	3,354,018	6,147,040
Prepaid expenses and other current assets	2,588,623	(2,640,603)	2,110,219
Other payables and accruals	488,686	(493,509)	(14,016,572)
Deferred revenue	(1,493,059)	(1,459,299)	(1,727,027)

Net cash used in operating activities	(7,857,444)	(10,524,138)	(24,329,509)

Cash flows from investing activities:
Deposit for investment	(18,581,952)	18,581,952	—
Amount paid for acquisition of LNS	—	(33,000,000)	—
Repayment from subsidiaries	275,001,695	76,831,395	(270,609)
Acquisition of investments	—	(20,480,700)	—
Disposal of subsidiaries	—	—	40,000,000

Net cash provided by investing activities	256,419,743	41,932,647	39,729,391

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	49
Proceeds from exercise of share options	661,964	10,506,502	386,458
Shares repurchase	(62,461,993)	(38,698,609)	(18,404,849)
Dividend paid to ordinary and preference shareholders	(137,519,663)	—	—

Net cash used in financing activities	(199,319,692)	(28,192,107)	(18,018,342)

Effect of exchange rate changes on cash and cash equivalents	(85,011)	(520,813)	(3,162,802)
Net increase (decrease) in cash and cash equivalents	49,242,607	3,216,402	(2,618,460)
Cash and cash equivalents at the beginning of year	21,437,399	70,594,995	73,290,584

Cash and cash equivalents at the end of year	70,594,995	73,290,584	67,509,322